Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans Receivable Disclosure [Text Block]
NOTE 4 – LOAN RECEIVABLE

Loan receivable consisted of non-interest bearing loans to a third-party individual who has a personal relationship with the Company’s chief executive officer. These loans are unsecured and generally have no specific repayments terms. The Company has collected the loan receivable in full through inventory and cash collections during year 2011. At December 31, 2011 and 2010, loans receivable consisted of the following:

	December 31, 2011	December 31, 2010
Zhuang Weizhou	$-	$6,049,790